Document and Entity Information	Oct. 21, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2019
Entity Registrant Name	TEVA PHARMACEUTICAL INDUSTRIES LIMITED
Entity Incorporation, State or Country Code	L3
Entity File Number	001-16174
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	5 Basel Street
Entity Address, Address Line Two	P.O. Box 3190
Entity Address, City or Town	Petach Tikva
Entity Address, Country	IL
Entity Address, Postal Zip Code	4951033
City Area Code	972
Local Phone Number	3-914-8171
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000818686
Title of 12(b) Security	American Depositary Shares, each representing one Ordinary Share
Trading Symbol	TEVA
Security Exchange Name	NYSE